NOTE 6 - NOTES PAYABLE: Interest Income and Interest Expense Disclosure (Tables)	Mar. 31, 2023
March 31, 2023
Interest Income and Interest Expense Disclosure
	March	March
	31, 2023	31, 2022
Interest Income	$(5,032)	$(4)
Interest Expense	25,206	12,961
Origination Fees	68,888	20,000
Total of Interest Expense	$89,062	$32,957

December 31, 2022
Interest Income and Interest Expense Disclosure
	December	December
	31, 2022	31, 2021
Interest Income	$(8,672)	$(19,017)
Interest Expense	37,962	51,470
Origination Fees	35,400	20,000
Total of Interest Expense	$64,690	$52,453